UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

        Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                        Greenwood Villager, CO 80111
 (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Annual Report

March 31, 2017

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Shareholder Letter...................................................................................................................................................	2
Report of Independent Registered Public Accounting Firm................................................................................	3
Portfolio of Investments..........................................................................................................................................	4-6
Statement of Assets and Liabilities........................................................................................................................	7
Statement of Operations..........................................................................................................................................	8
Statements of Changes in Net Assets.....................................................................................................................	9
Statement of Cash Flows........................................................................................................................................	10
Financial Highlights................................................................................................................................................	11-12
Notes to Financial Statements................................................................................................................................	13-18
Additional Information...........................................................................................................................................	19-21

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.  The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•        Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•        Written and electronic correspondence, including telephone contacts; and

•        Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts.  Employees are required to maintain and protect the confidentiality of Personal Information.  The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts.  The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund.  The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Shareholder Letter – March 31, 2017

Dear Shareholder,

Versus Capital Advisers, LLC ( “Versus Capital”), is pleased to provide the audited annual financial statements for the Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) for the fiscal year ended March 31, 2017.  This fiscal year saw substantial growth in the assets of the Fund, which under management grew by $704 million to approximately $1.4 billion as of March 31, 2017.

As the Fund closes in on 5 years of track record in July, the Fund has delivered consistent returns over 1-year (+5.7% I share/ +5.5% F Share), 2-year (+7.2% I share/ +6.9% F Share), 3-year (+7.7% I share/ +7.2% F Share), 4-year (+6.7% I share / +6.2% F Share), and since inception (+7.0% I share / +6.4% F Share) periods, net of fees.   Performance data quoted represents past performance, which does not guarantee future results.  Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted.  Please call for the most recent month-end performance.

In the Fund’s private investments portfolio, the Fund remains invested in eight domestic core funds, one foreign (Pan-Asia) core fund, three core plus funds, and three private debt funds. These 15 funds give our shareholders exposure to $98.7 billion of major market, well-leased commercial real estate.  Occupancy across the portfolio remains strong at 93.5% with a weighted average lease maturity in excess of 5 years and no significant lease rollover expected during the next five years.  Leverage at the underlying funds remains modest at 23.9%.  As a reminder, Versus Capital does not use leverage at the fund level.  The majority of the private portfolio is invested in the top 15 largest metropolitan areas in the United States, and the primary property types of office, multi-family, retail and industrial make up the bulk of the portfolio.  The Fund continues to focus on domestic real estate investments with 96% of the portfolio located in the United States.

Real estate market fundamentals remain attractive.  Strong job growth and population growth during the fiscal year provided solid demand for real estate, while new supply stayed limited to a few property types in a select group of markets.  As a result, vacancy rates fell in office, retail, and industrial markets over the last year and increased slightly in the multi-family market.  We expect job and population growth to continue while we expect new supply to peak.  We expect growing net operating income to be the primary driver of the Fund’s returns going forward.

The Fund delivered another solid year of performance, and the workhorse nature of the asset class was on display again.  The Fund posted positive returns in each month of the fiscal year, and monthly returns have been positive 86% of the time since the Fund’s launch in July of 2012. We believe the drivers are in-place for the asset class to continue to deliver steady performance over the rest of the calendar year.  On behalf of the entire Versus Capital team, I would like to thank you for your continued support of the Fund.

Sincerely, Mark Quam

Chief Executive Officer

The Fund’s total return quoted above is for I-Shares (VCMIX). Total return includes changes in share price and reinvestment of distributions paid by the Fund.  Cap rate is the annualized ratio of net operating income to property value.  Before you invest, you may want to review the prospectus of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), which contains more information about the Fund and its risks.  You can find the Fund's prospectus and other information about the Fund online at http://versuscapital.com.  You can also get information at no cost by calling 877.343.7916, or by sending an email request to info@versuscapital.com.  Securities offered through Foreside Funds Distributors LLC, the distributor of the Versus Capital Multi-Manager Real Estate Income Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Versus Capital Multi-Manager Real Estate Income Fund LLC

We have audited the accompanying statement of assets and liabilities of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), including the portfolio of investments, as of March 31, 2017, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Versus Capital Multi-Manager Real Estate Income Fund LLC as of March 31, 2017, and the results of its operations and its cash flows for the year then ended, changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ GRANT THORNTON LLP

Houston, Texas

May 26, 2017

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – March 31, 2017

Shares		Value	Shares		Value
Private Investment Funds * - 67.8% (Note 7)				Diversified - (continued)
	Diversified – 67.8%		311,137	Londonmetric Property, PLC, REIT
	AEW Core Property Trust (U.S.), Inc., REIT3			(United Kingdom).......................	$ 622,937
87,751	Class A Shares.......................................................	$ 85,350,903	172,700	Mapletree Commercial Trust, REIT (Singapore).............................	188,892
325,448	Class B Shares.......................................................	24,751,966	88,206	Merlin Properties Socimi SA, REIT (Spain)....................................	986,152
481,542	Barings Core Property Fund LP..................................	59,393,367	314,579	Mirvac Group, REIT (Australia).....	526,341
102,204	Clarion Lion Properties Fund LLC.............................	141,180,938	36,000	Mitsubishi Estate Co., Ltd. (Japan).	656,427
30,915	Harrison Street Core Property Fund...........................	39,602,135	79,000	Mitsui Fudosan Co., Ltd. (Japan)....	1,684,595
54,110	Heitman America Real Estate LP...............................	63,325,115	570,000	NewWorld Development Co., Ltd. (Hong Kong).....................................	701,177
344	Invesco Core Real Estate USA...................................	58,789,550	1,285,000	Propertylink Group (Australia).......	785,392
	Invesco Real Estate Asia Fund (Cayman) Unit Trust		317,500	RHT Health Trust (Singapore)........	202,005
43,624	Class A Units.........................................................	5,347,069	2800	Secure Income REIT, PLC (United Kingdom)..........................................	123,548
	J.P. Morgan U.S. Real Estate Income and		107,000	Segro, PLC, REIT (United Kingdom)..........................................	611,582
16,336,352	Growth Domestic, LP...........................................	24,071,615	406	Sekisui House Reit, Inc. (Japan).....	538,270
	LaSalle Property Fund LP...........................................		290,000	SOHO China, Ltd. (Cayman Islands)..............................................	155,234
60,247	Class A Shares.......................................................	93,931,234	148,229	Spirit Realty Capital, Inc., REIT.....	1,501,560
22,122	Class B Shares.......................................................	34,490,460	71,600	Sponda OYJ (Finland).....................	299,422
28,587	Mesa Core Lending Fund LP Class A .......................	30,128,411	1,090,	Spring Real Estate Investment Trust
26,891	Met Life Commercial Mortgage Income Fund..........	27,357,906		(Hong Kong)...............................	461,442
1,107,617	RREEF America REIT II, LP.....................................	128,417,167	243,496	Stockland, REIT (Australia)............	863,184
2,839	Trumbull Income Property Fund, LP.........................	60,399,358	59,600	STORE Capital Corp., REIT...........	1,423,248
	Trumbull Property Fund, LP.......................................	34,136,685	77,000	Sun Hung Kai Properties, Ltd. (Hong Kong).....................................	1,131,493
—	US Government Building, LP**.................................	45,964,975	17,4	TLG Immobilien AG (Germany)....	339,042
	Total Private Investment Funds..............................	956,638,854	47,300	Tokyo Tatemono Co., Ltd. (Japan).	623,699
	(Cost $712,359,095)		205,300	Viva Energy REIT (Australia)........	373,301
			42,425	Vornado Realty Trust, REIT...........	4,255,662
Common Stocks – 14.0%					47,657,011
	Apartments – 2.0%
120,675	American Homes 4 Rent, REIT Class A shares........	2,770,698		Health Care – 1.2%
	Apartment Investment & Management Co., REIT		24,400	Care Capital Properties, Inc., REIT	655,628
61,875	Class A shares.......................................................	2,744,156	169,375	HCP, Inc., REIT...............................	5,298,050
36,300	AvalonBay Communities, Inc., REIT........................	6,664,680	21,641	Physicians Realty Trust, REIT........	430,007
48,030	Colony Starwood Homes, REIT.................................	1,630,618	232,475	Senior Housing Properties Trust, REIT.................................................	4,707,619
10,300	Education Realty Trust, Inc., REIT............................	420,755	23,600	Ventas, Inc., REIT...........................	1,534,944
871,200	Equity Residential, REIT............................................	5,052,264	60,749	Welltower,Inc., REIT......................	4,302,244
20,853	Essex Property Trust, Inc., REIT...............................	4,828,095			16,928,492
45,800	Independence Realty Trust, Inc., REIT.....................	429,146
18,790	Invitation Homes, Inc., REIT ***	410,186		Hotels – 0.8%
371	Japan Rental Housing Investments, Inc., REIT		1,300	Hilton Grand Vacations, Inc. ***...	37,258
	(Japan).....................................................................	272,260	4,333	Hilton Worldwide Holdings, Inc....	253,307
52,128	UDR, Inc., REIT..........................................................	1,890,052	51	Hoshino Resorts REIT, Inc. (Japan)..............................................	268,903
37,600	UNITE Group, PLC, REIT (United Kingdom).........	299,848	50,750	Hospitality Properties Trust, REIT.	1,600,148
		27,412,758	166,675	Host Hotels & Resorts, Inc., REIT.	3,110,156
	Diversified – 3.4%		1,460	Japan Hotel REIT Investment Corp. (Japan)....................................	1,008,479
30,500	ADO Properties SA (Luxembourg)............................	1,093,911	38,825	LaSalle Hotel Properties, REIT......	1,123,984
25,600	Aeon Mall Co., Ltd. (Japan).......................................	402,867	38,612	Park Hotels & Resorts, Inc., REIT.	991,170
5,270	Agree Realty Corp., REIT...........................................	252,749	42,250	Pebblebrook Hotel Trust, REIT......	1,234,122
2,225	Altarea SCA, REIT (France).......................................	430,578	54,600	Sunstone Hotel Investors, Inc., REIT.................................................	837,018
66,810	Atrium European Real Estate, Ltd. (Jersey)..............	270,339			10,464,545
28,900	Castellum AB (Sweden)..............................................	383,155
86,000	Charter Hall Group, REIT (Australia)........................	362,686		Mortgages – 0.0%
25,450	Coresite Realty Corp., REIT.......................................	2,291,772	61,600	CYS Investments, Inc., REIT.........	489,720
1,178,600	Croesus Retail Trust (Singapore)................................	749,869
22,700	Crown Castle International Corp., REIT....................	2,144,015
30,300	Deutsche Wohnen AG (Germany)..............................	997,684		Office Properties – 1.3%
209,700	Dexus Property Group, REIT (Australia)..................	1,565,260	47,425	Alexandria Real Estate Equities, Inc., REIT.........................................	$ 5,241,411
18,875	Digital Realty Trust, Inc., REIT.................................	2,008,111	14,775	Boston Properties, Inc., REIT.........	1,956,358
34,400	Duke Realty Corp., REIT............................................	903,688	19,000	Brandywine Realty Trust, REIT.....	308,370
11,916	EPR Properties, REIT..................................................	877,375	410,000	Champion REIT (Hong Kong)........	251,123
15,775	Equinix, Inc., REIT......................................................	6,315,837	78,833	City Office REIT, Inc......................	957,821
553,900	Frasers Logistics & Industrial Trust, REIT		50	Daiwa Office Investment Corp., REIT (Japan)....................................	255,546
	(Singapore)..............................................................	390,029	68,750	Douglas Emmett, Inc., REIT...........	2,640,000
37,900	Inmobiliaria Colonial SA (Spain)...............................	283,144	79,056	Hudson Pacific Properties, Inc., REIT	2,738,500
33,200	Interxion Holding NV ***(Netherlands)...................	1,313,392	245,639	Investa Office Fund, REIT (Australia)	891,424
229	Invesco Office J-Reit, Inc. (Japan).............................	204,872	30,950	Kilroy Realty Corp., REIT	2,230,876
20,397	Klepierre, REIT (France)............................................	793,354	48	MCUBS MidCity Investment Corp., REIT (Japan)	145,082
6,200	LEG Immobilien AG (Germany)................................	508,234	8,949	SL Green Realty Corp., REIT	954,142
40,900	Leopalace21 Corp. (Japan)..........................................	211,241	538,400	Viva Industrial Trust, REIT (Singapore)	305,986
99,825	Liberty Property Trust, REIT...................................	3,848,254			18,876,639

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – March 31, 2017 (continued)

Shares		Value	Shares		Value
	Regional Malls – 1.6%			Diversified – (continued)
103,750	GGP, Inc., REIT......................................................	$ 2,404,925	35,250	Retail Properties of America, Inc., REIT,
56,675	Macerich Co., The, REIT.......................................	3,649,870		Series A, 7.00%	$ 900,638
89,335	Simon Property Group, Inc., REIT........................	15,368,300	44,350	Vornado Realty Trust, REIT, Series G, 6.63%	1,137,578
18,275	Taubman Centers, Inc., REIT.................................	1,206,516	4,100	Vornado Realty Trust, REIT, Series K, 5.70%..........	104,509
		22,629,611			4,481,591
	Residential – 0.2%			Health Care – 0.0%
36,835	Sun Communities, Inc., REIT................................	2,958,956	11,350	Sabra Health Care, Inc., REIT, Series A, 7.13%.......	294,022
			3,650	Senior Housing Properties Trust, REIT 6.25%..........	94,170
	Shopping Centers – 1.3%				388,192
37,000	Brixmor Property Group, Inc., REIT.....................	794,020		Hotels – 0.1%
324,916	Citycon OYJ (Finland)...........................................	769,500	9,525	Chesapeake Lodging Trust, REIT, Series A, 7.75%	239,459
154,575	DDR Corp., REIT...................................................	1,936,825	2,900	LaSalle Hotel Properties, REIT, Series H, 7.50%	73,544
8,493	Eurocommercial Properties NV, REIT (Netherlands)	304,564	40,275	LaSalle Hotel Properties, REIT, Series J, 6.30%	990,765
10,675	Federal Realty Investment Trust, REIT.................	1,425,112		Sunstone Hotel Investors, Inc., REIT,
210,000	Fortune, REIT (Hong Kong)	235,090	7,625	Series F, 6.45%.....................................................	191,731
244	Kenedix Retail REIT Corp. (Japan)	547,921			1,495,499
74,450	Kimco Realty Corp., REIT.....................................	1,644,600		Office Properties – 0.4%
76,750	Kite Realty Group Trust, REIT..............................	1,650,125	18,300	Corporate Office Properties Trust, REIT
177,500	Link REIT (Hong Kong)........................................	1,243,631		Series L, 7.38%.....................................................	461,892
161,200	Newriver REIT, PLC (United Kingdom)..............	682,245	18,775	Kilroy Realty Corp., REIT, Series H, 6.38%.............	480,171
33,125	Regency Centers Corp., REIT................................	2,199,169	139,506	SL Green Realty Corp., REIT, Series I, 6.50%.........	3,557,403
109,900	Scentre Group, REIT (Australia)...........................	360,204	49,000	VEREIT, Inc., Series F, 6.70%...................................	1,259,300
8,200	Vastned Retail NV, REIT (Netherlands)...............	310,109			5,758,766
106,195	Weingarten Realty Investors, REIT.......................	3,545,851		Regional Malls – 0.9%
		17,648,966	98,871	CBL & Associates Properties Inc., REIT,
	Storage – 0.9%			Series D, 7.38%........................................................	2,371,915
126,925	CubeSmart, REIT...................................................	3,294,973	62,225	GGP, Inc., REIT, Series A, 6.38%.	1,611,628
30,837	Extra Space Storage, Inc., REIT............................	2,293,964		Pennsylvania Real Estate Investment Trust, REIT
33,125	Life Storage, Inc., REIT.........................................	2,720,225	57,362	Series A, 8.25%........................................................	1,443,228
39,900	National Storage Affiliates Trust, REIT...............	953,610	2,150	Series B, 7.38%........................................................	54,137
18,325	Public Storage, REIT..............................................	4,011,526	65,750	Series C, 7.20%........................................................	1,756,182
		13,274,298		Taubman Centers Inc., REIT,
	Warehouse / Industrial – 1.3%		174,025	Series J, 6.50%..........................................................	4,416,754
395,700	AIMS AMP Capital Industrial, REIT, (Singapore)	391,782	24,775	Series K, 6.25%........................................................	619,127
24,550	CyrusOne, Inc., REIT.............................................	1,263,588		Washington Prime Group, Inc., REIT,
27,875	DCT Industrial Trust, Inc., REIT...........................	1,341,345	1,800	Series H, 7.50%........................................................	44,982
149,174	Goodman Group, REIT (Australia).......................	882,120	15,000	Series I, 6.88%..........................................................	374,250
18,200	Granite Real Estate Investment Trust (Canada)...	636,661			12,692,203
155	Industrial & Infrastructure Fund Investment			Residential – 0.1%
	Corp., REIT (Japan)..........................................	697,521	54,150	Equity LifeStyle Properties, Inc., REIT, Series C, 6.75%	1,385,698
344	Japan Logistics Fund, Inc., REIT (Japan).............	740,343	7,000	Sun Communities, Inc., REIT, Series A, 7.13%.........	180,600
591,400	PLA Administradora Industrial S de RL de CV,				1,566,298
	REIT (Mexico)...................................................	965,016		Shopping Centers – 0.3%
155,000	Prologis Property Mexico SA de CV, REIT (Mexico)		49,100	DDR Corp., REIT, Series J, 6.50%..............................	1,234,865
		265,753	3,000	DDR Corp., REIT, Series K, 6.25%.............................	75,600
181,233	Prologis, Inc., REIT................................................	9,402,368		Kimco Realty Corp., REIT, Series K, 5.63%
121,300	Safestore Holdings, PLC, REIT (United Kingdom)	575,991	6,900	Series J, 5.50%	172,086
46,834	STAG Industrial Inc., REIT...................................	1,171,787	14,150	Series K, 5.63%	357,995
39,100	WPT Industrial Real Estate Investment Trust		300	Regency Centers Corporation, REIT,
	(Canada).............................................................	502,494		Series 7, 6.00%	7,635
		18,836,769	14,175	Saul Centers Inc., REIT, Series C, 6.88%	358,344
	Total Common Stocks.........................................	197,177,765		Urstadt Biddle Properties, Inc., REIT,
	(Cost $193,675,698)		51,800	Series F, 7.13%	1,337,217
			20,950	Series G, 6.75%	539,462
Preferred Stock – 2.8%					4,083,204
	Apartments – 0.5%			Storage – 0.1%
	American Homes 4 Rent, REIT			Public Storage, REIT,
130,371	Series D, 6.50%...............................................	3,486,121	9,450	Series D, 4.95%	215,082
55,475	Series E, 6.35%...............................................	1,420,160	7,411	Series E, 4.90%	166,673
60,425	Apartment Investment & Management Co., REIT,		52,425	Series V, 5.38%	1,290,179
	Series A, 6.88%...............................................	1,595,824	11,925	Series Y, 6.38%	317,444
		6,502,105			1,989,378
	Diversified – 0.3%			Warehouse / Industrial – 0.1%
24,350	Digital Realty Trust, Inc., REIT, Series H, 7.38%	669,625	2,400	Rexford Industrial Realty, Inc., REIT, Series A 5.88%	58,128
	PS Business Parks, Inc. REIT,		22,300	Terreno Realty Corp., REIT, Series A, 7.75%.............	566,197
59,750	Series T, 6.00%................................................	1,503,310			624,325
6,525	Series U, 6.00%...............................................	165,931		Total Preferred Stock	39,581,561

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – March 31, 2017 (continued)

Par	Value	Shares	Value
Corporate Debt – 1.0%	Short-Term Investments – 11.6%
Apartments – 0.0%	163,657,123	Dreyfus Cash Management, Institutional Shares	$ 163,689,854
$ 566,000	Select Income, REIT, 2.85%, 2/01/2018..................	$ 569,708	(Cost $163,695,109)

Health Care – 0.4%
Senior Housing Properties Trust, REIT,	Total Investments – 98.5%.....................................	$1,390,455,226
3,217,000	3.25%, 5/01/2019.................................................	3,232,882	(Cost $1,335,779,512)
2,057,000	6.75%, 4/15/2020.................................................	2,234,381
41,000	6.75%, 12/15/2021...............................................	45,653	Other Assets Net of Liabilities 1.5%	21,063,624
5,512,916	Net Assets – 100.0%	$1,411,518,850
Office Properties – 0.3%
184,000	Alexandria Real Estate Equities, Inc., REIT
4.60%, 4/1/2022..................................................	195,700
17,000	Brandywine Operating Partnership LP, REIT
4.95%, 4/15/2018................................................	17,469	* Non-Tradable Securities.
Corporate Office Properties LP, REIT,	** Partnership is not designated in units. The Fund owns approximately 3.8%.
1,044,000	3.70%, 6/15/2021................................................	1,064,923	*** Non-income producing security.
2,360,000	3.60%, 5/15/2023................................................	2,297,012
500,000	Equity Commonwealth, REIT
5.88%, 9/15/2020................................................	537,084	Portfolio Abbreviations:
532,000	Government Properties Income Trust, REIT	ETF – Exchange Traded Fund
3.75%, 8/15/2019................................................	536,735	LP – Limited Partnership
299,000	Select Income, REIT, 4.15%, 2/1/2022..................	302,076	PLC – Public Limited Company
53,000	SL Green Realty Corp., REIT,	REIT – Real Estate Investment Trust
4.50%, 12/1/2022................................................	54,235
5,005,234	% of
Reginal Malls – 0.1%	Industry	Net Assets
CBL & Associates LP, REIT,	Diversified................................................................................	71.5%
369,000	5.25%, 12/1/2023................................................	360,224	Short-Term Investments..........................................................	11.6%
881,000	4.60%, 10/15/2024..............................................	803,604	Regional Malls.........................................................................	2.6%
1,163,828	Apartments................................................................................	2.5%
Shopping Centers – 0.2%	Office Properties......................................................................	2.0%
1,061,000	Brixmor Operating Partnership LP, REIT	Shopping Centers.....................................................................	1.8%
3.88%, 8/15/2022................................................	1,087,654	Health Care...............................................................................	1.6%
267,000	DDR Corp., REIT, 4.63%, 7/15/2022....................	280,440	Warehouse/Industrial...............................................................	1.4%
93,000	Equity One, Inc. REIT, 3.75%, 11/15/2022......	95,773	Commercial Mortgage Backed Securities..............................	1.3%
960,000	Retail Properties of America, Inc., REIT,	Storage......................................................................................	1.0%
4.00%, 3/15/2025...........................................	917,193	Hotels........................................................................................	0.9%
2,381,060	Residential................................................................................	0.3%
Total Corporate Debt	14,632,746	Other Assets Net of Liabilities................................................	1.5%
(Cost $14,578,896)	Total	100.0%
Commercial Mortgage Backed Securities – 1.3%
2,375,000	Banc of America Commercial Mortgage Trust,
3.25%, 2/15/2050 Ser 2017-BNK3, Class D....	1,963,505
2,000,000	Comm Mortgage Trust,
3.80%, 10/10/2048 Ser 2015-LC23, Class D	1,754,217
GS Mortgage Securities Trust
2,000,000	4.92%, 8/10/2046 Ser 2013-GC14, Class F	1,538,157
5,000,000	3.73%, 11/10/2048 Ser 2015-GS1, Class A3	5,206,476
1,500,000	JPMDB Commercial Mortgage Securities Trust,
4.73%, 3/15/2050 Ser 2017-C5, Class D..........	1,458,994
13,917,019	SG Commercial Mortgage Securities Trust,
2.19%, 10/10/2048 Ser 2016-C5, Class XA	1,779,026
5,000,000	Wells Fargo Commercial Mortgage Trust,
3.37%, 1/15/2059 Ser 2016-NXS5, Class A5	5,034,071
18,734,446
Total Commercial Mortgage Backed Securities	18,734,446
(Cost $18,784,451)

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

March 31, 2017

ASSETS:
Investments:
..... Investment in securities at cost................................................................................................................	$ 1,335,779,512
..... Net unrealized appreciation.....................................................................................................................	54,675,714
..... Total investment in securities, at fair value..............................................................................................	1,390,455,226

Cash	4,558
Foreign Currency (cost $56,938)..................................................................................................................	56,955

Receivables for:
Investments sold.......................................................................................................................................	1,969,445
Dividends and interest..............................................................................................................................	9,665,022
Fund shares sold.......................................................................................................................................	14,00,085
Reclaims..................................................................................................................................................	41,085
Total receivables..........................................................................................................................................	17,783
Prepaid expenses	1,416,218,159
Total Assets............................................................................................................................................

LIABILITIES:
Payables for:
Investments purchased..............................................................................................................................	1,198,209
Adviser fees, net.......................................................................................................................................	3,098,493
Administrative fees..................................................................................................................................	114,785
Audit and tax fees....................................................................................................................................	50,785
Legal fees................................................................................................................................................	75,967
Registration fees.......................................................................................................................................	42,569
Printing fees.............................................................................................................................................	9,714
Accrued expenses and other liabilities.......................................................................................................	108,787
Total Liabilities......................................................................................................................................	4,699,309
Commitments and Contingent Liabilities (Note 7)
NET ASSETS.............................................................................................................................................	$ 1,411,518,850

NET ASSETS consist of:
Paid-in capital..............................................................................................................................................	1,348,704,405
Distributions in excess of net investment income..........................................................................................	(264,480)
Accumulated net realized gain on investments and foreign currency..............................................................	8,402,933
Net unrealized appreciation on investments and foreign currency..................................................................	54,675,992

TOTAL NET ASSETS...............................................................................................................................	$ 1,411,518,850

Class F-Shares
Net Assets................................................................................................................................................	$ 21,366,531
Shares of beneficial interest outstanding (unlimited authorization).............................................................	778,249
$ 27.45
Net asset value price per share (Net Assets/Shares Outstanding) *..........................................................

Class I-Shares
Net Assets................................................................................................................................................	$ 1,390,152,319
Shares of beneficial interest outstanding (unlimited authorization).............................................................	50,505,128
$ 27.52
Net asset value price per share (Net Assets/Shares Outstanding) ............................................................

*      Redemption price per share is subject to an early withdrawal charge if redeemed within one year of purchase.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Year Ended March 31, 2017

Investment Income:
Dividends income....................................................................................................................................	$ 37,325,153
Interest income.........................................................................................................................................	727,130
Less: foreign taxes withheld.....................................................................................................................	(125,989)
Total Investment Income...........................................................................................................................	37,926,294

Expenses:
Adviser fees (Note 3)...............................................................................................................................	11,131,365
Administrative fees..................................................................................................................................	402,753
Distribution fees, Class F-Shares (Note 3).................................................................................................	48,622
Director's fees (Note 3).............................................................................................................................	120,001
Transfer agent fees, Class F-Shares...........................................................................................................	2,247
Transfer agent fees, Class I-Shares............................................................................................................	138,267
Custodian fees..........................................................................................................................................	106,072
Registration fees.......................................................................................................................................	233,468
Audit and tax fees....................................................................................................................................	59,998
Legal fees................................................................................................................................................	273,317
Printing....................................................................................................................................................	165,311
Insurance fees..........................................................................................................................................	46,447
Other expenses.........................................................................................................................................	274,499
Total Expenses.....................................................................................................................................	13,002,367

Net Investment Income..............................................................................................................................	24,923,927
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments...............................................................................................................	5,639,532
Net realized loss on foreign currency transactions.....................................................................................	(8,733)
Net change in unrealized appreciation on investment securities and foreign currency..................................	24,968,303
Net Realized and Unrealized Gain on Investments....................................................................................	30,599,102

Net Increase in Net Assets Resulting from Operations..............................................................................	$ 55,523,029

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statements of Changes in Net Assets

Years Ended March 31, 2017 and 2016

Increase in Net Assets:	2017	2016
From Operations:
Net investment income........................................................................................................................................	$ 24,923,927	$ 8,380,156
Net realized gain (loss) on investment securities and foreign currency......................................................	5,630,799	(1,138,980)
Net change in unrealized appreciation on investments and foreign currency............................................	24,968,303	24,546,496
Net Increase in Net Assets Resulting from Operations................................................................................	55,523,029	31,787,672

Distributions to Shareholders from:
Net investment income, Class F-Shares...........................................................................................................	(400,336)	(72,321)
Net investment income, Class I-Shares............................................................................................................	(25,899,727)	(4,382,866)
Return of Capital, Class F-Shares.....................................................................................................................	(290,965)	(162,069)
Return of Capital, Class I-Shares......................................................................................................................	(18,824,003)	(9,821,891)
Total Distributions.................................................................................................................................................	(45,415,031)	(14,439,147)

Capital Share Transactions:
Class F-Shares:
Shares issued.........................................................................................................................................................	11,961,122	11,272,700
Reinvested dividends...........................................................................................................................................	106,525	43,787
Shares redeemed...................................................................................................................................................	(3,278,629)	(902,048)
Total Class F-Shares	8,789,018	10,414,439

Class I-Shares:
Shares issued.........................................................................................................................................................	737,484,561	538,667,241
Reinvested dividends...........................................................................................................................................	7,036,296	1,812,313
Shares redeemed...................................................................................................................................................	(53,221,125)	(25,185,882)
Total Class I-Shares	691,299,732	515,293,672

Net Increase in Net Assets Resulting from Capital Share Transactions	700,088,750	525,708,111
Total Increase in Net Assets	710,196,748	543,056,636

Net Assets:
Beginning of Period.............................................................................................................................................	$ 701,322,102	$ 158,265,466
End of Period........................................................................................................................................................	$ 1,511,518,850	$ 701,322,102
Distributions in excess of net investment income..........................................................................................	$ (264,480)	$ (326,020)
Share Transactions:

Class F-Shares:
Shares sold............................................................................................................................................................	438,797	424,270
Shares issued in reinvestment of dividends.....................................................................................................	3,926	1,664
Shares redeemed..................................................................................................................................................	(120,396)	(33,995)
Net Increase in Class F-Shares	322,327	391,939

Class I-Shares:
Shares sold............................................................................................................................................................	26,963,718	20,205,904
Shares issued in reinvestment of dividends.....................................................................................................	258,661	68,528
Shares redeemed..................................................................................................................................................	(1,954,866)	(951,304)
Net Increase in Class I-Shares	25,267,513	19,323,128
Net Increase in Shares of Beneficial Interest Outstanding.........................................................................	25,589,840	19,715,067

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Year Ended March 31, 2017

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations...............................................................................	$ 55,523,029

Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities........................................................................................................	(909,968,189
Proceeds from disposition of investment securities...............................................................................	232,485,307
Net proceeds from short-term investment securities..............................................................................	8,746,588
Change in net unrealized appreciation on securities..............................................................................	(24,968,303)
Net realized gain from investments sold...............................................................................................	(5,639,532)
Net realized loss from foreign currency transactions.............................................................................	8,733
Net amortization/(accretion) of premium/(discount)..............................................................................	400,549
Increase in dividends and interest receivable.........................................................................................	(5,541,808)
Increase in other assets........................................................................................................................	(30,668)
Increase in prepaid expenses................................................................................................................	(17,783)
Increase in Advisor fees payable, net....................................................................................................	2,119,765
Increase in administration fees payable.................................................................................................	42,827
Decrease in audit and tax fees payable..................................................................................................	(22,276)
Decrease in legal fees payable..............................................................................................................	21,357
Decrease in custodian fees payable	(67,428)
Increase in distribution fees payable.....................................................................................................	(17,217)
Decrease in directors' fees payable.......................................................................................................	(10,165)
Increase in registration fees payable.....................................................................................................	29,337
Increase in printing fees payable..........................................................................................................	(5,599)
Decrease in transfer agent fees payable................................................................................................	(46,405)
Increase in accrued expenses and other liabilities..................................................................................	33,950
Net Cash Used in Operating Activities..............................................................................................	(646,923,931)
Effect of exchange rate changes on foreign currency.............................................................................	(14,306)

Cash Flows from Financing Activities:
Proceeds from shares sold......................................................................................................	741,412,881
Payment of shares redeemed..................................................................................................	(56,499,754)
Dividends paid (net of reinvestment of dividends)..................................................................	(38,272,210
Net Cash Provided by Financing Activities	646,640,917
Net Increase in Cash.......................................................................................................	(297,320)

Cash and Foreign Currency:
Beginning of the period.........................................................................................................	358,833
End of the period...................................................................................................................	$ 61,513
Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends.....................................................................................................	$ 7,142,821

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class F-Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013
Net Asset Value, Beginning of Period	$ 27.23	$ 26.39	$ 25.41	$ 25.78	$ 25.00
Income from investment operations.................................................
Net investment income (a)..................................................................	0.57	0.57	0.45	0.50	1.00
Net realized and unrealized gain.......................................................	0.87	1.45	1.61	.20	.36
Total from investment operations...................................................	1.44	2.02	2.06	0.70	1.36

Distribution from Net Investment Income......................................	(0.71)	(0.36)	(0.81)	(0.62)	(0.58)
Return of Capital.................................................................................	(0.51)	(0.82)	(0.27)	(0.45)	– .
Early withdrawal charges...................................................................	– (b)	– (b)	– (b)	– (b)	– (b)
Net Asset Value, End of Period	$ 27.44	$ 27.23	$ 26.39	$ 25.41	$ 25.78

Total Return Based on Net Asset Value........................................	5.45%	8.27%	7.92%	2.80%	5.48%

Ratios and Supplemental Data:
Net Assets at end of period (000’s).................................................	$ 21,367	$ 12,416	$ 1,689	$ 1,112	$ 562
Ratios of gross expenses to average net assets............................	1.57%	1.66%	2.64%	4.05%	30.66%
Ratios of net expenses to average net assets.................................	1.57%	1.64%	2.21%	2.05%	0.66%
Ratios of net investment income to average
net assets........................................................................................	2.10%	2.13%	1.75%	2.01%	3.99%
Portfolio turnover rate........................................................................	24.97%	20.93%	39.83%	62.38%	23.54%

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)     Less than $0.005 per share

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class I-Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013*
Net Asset Value, Beginning of Period	$ 27.30	$ 26.47	$ 25.47	$ 25.83	$ 24.91
Income from investment operations.........................................
Net investment income (a).....................................................	0.67	0.65	0.64	0.67	0.83
Net realized and unrealized gain..........................................	0.85	1.46	1.62	0.22	0.74
Total from investment operations...........................................	1.52	2.11	2.26	0.89	1.57

Distribution from Net Investment Income...............................	(0.75)	(0.39)	(0.95)	(0.73)	(0.65)
Return of Capital..........................................................................	(0.55)	(0.89)	(0.31)	(0.52)	– .
Net Asset Value, End of Period	$ 27.52	$ 27.30	$ 26.47	$ 25.47	$ 25.83

Total Return Based on Net Asset Value	5.79%	8.58%	8.74%	3.56%	6.37%(b)

Ratios and Supplemental Data:
Net Assets at end of period (000’s)...........................................	$ 1,390,152	$ 688,906	$ 156,577	$ 47,512	$ 9,678
Ratios of gross expenses to average net assets.......................	1.27%(c)	1.35%	1.89%	3.30%	29.91%(c)
Ratios of net expenses to average net assets...........................	1.27%(c)	1.34%	1.46%	1.30%	0.17%(c)
Ratios of net investment income to average net assets..........	2.45%(c)	2.44%	2.50%	2.68%	4.48%(c)
Portfolio turnover rate.................................................................	24.97%(b)	20.93%	39.83%	62.38%	23.54%(c)

*   The Fund began issuing shares on July 10, 2012

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)     Not annualized.

(c)      Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2017

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy.  The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund was originally authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000.  On February 2, 2016, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value up to a total of $2 billion.  On April 18, 2017, the registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value to a total of $4 billion.  The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.

The Fund is currently registered to offer two classes of shares, the F-Share Class (the “F-Shares”) and the I-Share Class (the “I-Shares”). The F-Shares are subject to an early withdrawal charge of 2.00% of the aggregate net asset value (“NAV”) of Class F-Shares repurchased during the first year following an initial purchase.  F-Shares had early withdrawal charges of approximately $6,000 for the year ended March 31, 2017.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2017 (continued)

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1  –      unadjusted quoted prices in active markets for identical securities

• Level 2  –      prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3  –      significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the year ended March 31, 2017, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/2016	Price	Inputs	Inputs

Common Stocks *...........................................	$ 197,177,765	$ 197,177,765	$ – .	$ – .
Preferred Stocks *...........................................	39,581,561	39,581,561	– .	– .
Corporate Debt *.............................................	14,632,746	– .	14,632,746	– .
Commercial Mortgage Backed Securities *......	18,734,446	– .	17,275,451	1,458,995
Short-Term Investments*................................	163,689,854	163,689,854	– .	– .
Subtotal..........................................................	$ 433,816,372	$ 400,449,180	$ 31,908,197	$ 1,458,995
Private Investment Funds*..............................	$ 956,638,854
Total...............................................................	$ 1,390,455,226

* See Schedule of Investments for industry breakout.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                $         –

Net purchase. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,458,995

Balance as of 03/31/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                $ 1,458,995

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the year ended March 31, 2017.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.  Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2017 (continued)

Allocation - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the year ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2012. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal yearend based on the tax treatment; temporary differences do not require such reclassification.  As of March 31, 2017, permanent differences identified and reclassified among the components of net assets were to increase undistributed net investment income by approximately $1,438,000, to decrease accumulated net realized gain (loss) by approximately $1,538,000, and to increase paid-in-capital by approximately $101,000.

For the year ended March 31, 2017, tax character of the distribution paid by the Fund was approximately $18,998,000 of ordinary income dividends, approximately $7,302,000 of long-term capital gains and approximately $19,115,000 of return of capital.  For the year ended March 31, 2016, tax character of the distribution paid by the Fund were approximately $3,463,000 of ordinary income dividends, approximately $992,000 of long-term capital gains and approximately $9,984,000 of return of capital.  Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of March 31, 2017, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2017, the Fund incurred no qualified late year losses.

As of March 31, 2017, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $71,992,000, ($9,034,000) and $62,958,000, respectively.  The aggregate cost of securities for federal income tax purposes at March 31, 2017, was approximately $1,327,497,000.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONSWITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly.  The Fund accrued fees to the Adviser of approximately $9,691,000 for the year ended March 31, 2017.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund's investment Sub-Adviser for the selection of Investment Managers.  The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund's assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund's investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund's assets among the Investment Managers.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2017 (continued)

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research & Management, Inc.; and La Francaise Forum Securities Limited and effective November 2, 2916, Principal Real Estate Investors, LLC.  The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts for federal income tax purposes (“REITs”) or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real  Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).  Fees paid to investment managers are based on the average net assets of the fund at an annual rate between 0.03% and 0.11%.  The Fund accrued fees to the Investment Managers of approximately $1,440,000 for the year ended March 31, 2017.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares. For its services, the Fund pays to the Distributor a Distribution Fee that accrues on the basis of the average daily NAV of the Fund's F-Class shares only, at an annual rate of 0.30%.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the year ended March 31, 2017, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $908,608,000 and $232,691,000, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the year ended March 31, 2017 cumulatively were approximately $56,500,000.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).  Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $2,000.  The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

A shareholder who tenders for repurchase such shareholder's Shares during the first year following such shareholder's initial capital contribution will be subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2017 (continued)

NOTE 6.  LINE OF CREDIT

The Fund has entered into a secured $85,000,000 line of credit through ZB, N.A. dba Vectra Bank Colorado (“Vectra”) for the purpose of liquidity subject to the limitations of the 1940 Act for borrowings (the “LOC”).  Borrowings, if any, under the Vectra arrangement bear interest at the one month LIBOR/Swap Rate plus 150 basis points at the time of borrowing.  In addition, the Fund incurs a Non-Utilization Fee equal to 38 basis points on the portion of the LOC not being used.  The Fund incurred during the year ended March 31, 2017 a loan fee equal to $148,621.  As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in the collateral account. As of March 31, 2017, the Fund had not utilized this line of credit.  As of March 31, 2017, the Fund had not utilized this line of credit.

NOTE 7. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund’s Prospectus dated April 18, 2017.

As of March 31, 2017, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	87,751	$80,782	$ 85,351	$ 35,041	6.0%	45 Days
Class B Shares	7/2/2013	25,448	23,427	24,752	—	1.8%	45 Days
Barings Core Property Funds LP	9/30/13	481,542	56,625	59,393	10,000	4.2%	30 Days
Clarion Lion Properties Fund LLC	7/1/2013	102,204	131,180	141,181	—	10.0%	90 Days
Harrison Street Core Property Fund	8/13/2014	30,915	38,000	39,602	20,000	2.8%	45 Days
Heitman America Real Estate LP	12/2/2014	54,110	57,662	63,325	96,338	4.5%	90 Days
Invesco Core Real Estate USA	12/31/2013	344	54,500	58,790	10,000	4.2%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units (d)	9/30/2014	43,624	5,000	5,347	40,000	0.4%	45 Days
J.P. Morgan U.S. Real Estate
Income and Growth Domestic LP	12/31/2013	16,336,352	22,184	24,072	—	1.7%	90 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	60,247	90,430	93,931	34,870	6.7%	45 Days
Class B Shares	8/31/2015	22,122	33,205	34,491	—	2.4%	45 Days
Mesa Core Lending Fund LP,
Class A Shares	7/15/2015	28,587	29,745	30,128	50,462	2.1%	30 Days
Met Life Commercial Mortgage
Income Fund (d)	10/1/2015	26,891	27,298	27,358	7,800	1.9%	90 Days
RREEF America REIT II, LP	9/30/2013	1,107,617	120,500	128,417	33,750	9.1%	45 Days
Trumbull Property Fund, LP	9/30/2013	5,621	59,500	60,399	13,000	4.3%	60 Days
Trumbull Property Income Fund, LP	4/1/2016	2,839	32,500	34,137	37,500	2.4%	60 Days
US Government Building, LP	5/1/2014	(e)	43,000	45,965	37,000	3.3%	60 Days
Total			$ 905,538	$ 956,639	$ 425,761	67.8%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)    The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Founding member shares which are subject to a lockup period ending 10/02/2017.

(e)   Partnership is not designated in units. The Fund owns approximately 3.3% at March 31, 2017

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2017 (continued)

NOTE 8. SUBSEQUENT EVENTS

On April 6, 2017, the Fund terminated its line of credit with ZB, N.A. dba Vectra Bank Colorado and opened a new $85 million facility (see Note 6).  Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no additional subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.Youmay also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C.  For more information about the operation of the Public Reference Room, please call the SEC at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy.  A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification.  Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18, 2017, the Board of Directors (the “Board”) of the Company, including all of the directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), reaffirmed the investment management agreement between the Adviser and the Company (the “Investment Management Agreement”), as well as the approvals of the investment sub-advisory agreements between Callan Associates, Inc., Forum Securities Limited, and Security Capital Research & Management (each a “Sub-Adviser” and together the “Sub-Advisers”) and the Company, respectively (collectively, the “Sub-Advisory Agreements”). The Board, including all of the Independent Directors, unanimously approved the Investment Management Agreement and Sub-Advisory Agreements for an additional one-year term.

The Board’s decisions to reaffirm the Investment Management Agreement and Sub-Advisory Agreements reflect the exercise of their business judgment.  In approving the Investment Management Agreement and Sub-Advisory Agreements, the Board considered information provided by the Adviser and each of the Sub-Advisers with the assistance and advice of counsel to the Company. In considering the approval of the Investment Management Agreement, the Board took into account all materials provided prior to and during the meetings, the presentations made during the meetings, and the discussions during the meetings. Among other things, the Board considered (a) the nature, quality and extent of the advisory and other services to be provided to the Company by the Adviser; (b) the investment performance of individuals affiliated with the Company and the Adviser; (c) comparative data with respect to advisory fees or similar expenses paid by other investment companies with similar investment objectives; (d) the Company’s projected operating expenses and expense ratio compared to investment companies with similar investment objectives; (e) any existing and potential sources of indirect income to the Adviser from its relationships with the Company and the profitability of those relationships; (f) the extent to which economies of scale are relevant to the Company; (g) information about the services to be performed and the personnel performing such services under the Investment Management Agreement; (h) the organizational capability and financial condition of the Adviser and its affiliates; and (i) the possibility of obtaining similar services from other third party service providers or through an internally managed structure.

With respect to each of the Sub-Advisory Agreements, the Board took into account all materials provided prior to and during the meetings, the presentations made during the meetings, and the discussions during the meetings. Among other things, the Board considered (a) the nature, quality and extent of the advisory and other services to be provided to the Adviser and to the Company by each Sub-Adviser; (b) the investment performance of each respective Sub-Adviser; (c) comparative data with respect to advisory fees or similar expenses paid by other investment companies with similar investment objectives; (d) the Company’s projected operating expenses and expense ratio compared to investment companies with similar investment objectives; (e) any existing and potential sources of indirect income to each Sub-Adviser from their respective relationships with the Company and Adviser and the profitability of those relationships; (f) the extent to which economies of scale are relevant to the Company; (g) information about the services to be performed and the personnel performing such services under each of the Sub-Advisory Agreements; (h) the organizational capability and financial condition of each Sub-Adviser; and (i) the possibility of obtaining similar services from other potential sub-advisers.

The Board concluded that the Adviser and each Sub-Adviser had adequate resources to provide services to the Company. The Board also considered the advisory and sub-advisory fee rates payable by the Company under the proposed Investment Management Agreement and each respective Sub-Advisory Agreement.

After reviewing the aforementioned information regarding the Adviser’s and each Sub-Adviser’s costs, quality of services and economies of scale, the Board concluded that the fees payable under the Investment Management Agreement and each Sub-Advisory Agreement to be paid by the Company were fair and reasonable, and approved the Investment Management Agreement and each Sub-Advisory Agreement for an additional one-year period.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information

DIRECTORS AND OFFICERS

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. Information pertaining to the Board is set forth below.

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships Held by Director
INDEPENDENT DIRECTORS (3)
Jeffrey A. Jones; Age 58	Independent Director	Since inception	Principal of Smith Jones, 8/08 to present.	N/A	N/A
Richard J. McCready; Age 59	Independent Director	Since inception	President of The Davis Companies, 2014 to present; Chief Operations Officer, Executive Vice President and Investment Committee Member of Northstar Realty Finance Corp, 4/06 to 1/10.	N/A	N/A
Paul E. Sveen; Age 55	Independent Director	Since inception	Chief Financial Officer of Swift Capital 11/2016 to Present; Managing Partner of Pantelan Real Estate Services LLC, 6/2011 to present;	N/A	N/A
INTERESTED DIRECTORS (4)
William R. Fuhs, Jr.; Age 48	Chairman of the Board; President	Since inception	President of the Adviser, 2010 to present; Chief Financial Officer of the Adviser from 2011 to 2016.	N/A	N/A
Casey Frazier; Age 39	Director; Chief Investment Officer	Since inception	Chief Investment Officer of the Adviser, 2011 to present. Senior Vice President of NRF Capital Markets LLC, 2010 to 2011.	N/A	N/A

(1)        The address of each member of the Board is: c/o Versus Capital Multi-Manager Real Estate Income Fund LLC, 5555 DTC Parkway, Suite 330, Greenwood Village, CO. 80111.

(2) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(3) “Independent Directors” means members of the Board who are not “interested persons” of the Fund, the Adviser, Callan, the Distributor, or any affiliate of the Fund, the Adviser, Callan, as defined by the Investment Company Act (“Independent Directors”).

(4) “Interested Directors” means members of the Board who are “interested person,” as defined in the Investment Company Act, because of such person’s affiliation with the Fund (“Interested Directors”).

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE FUND
Mark D. Quam Age 47	Chief Executive Officer	Since inception	Chief Executive Officer of the Adviser, 2010 to present
William R. Fuhs, Jr. Age 48	President	Since inception	President of the Adviser; Chief Financial Officer of the Adviser 2010 to 2016
Casey Frazier Age 39	Chief Investment Officer	Since inception	Chief Investment Officer of the Adviser 2010 to present.
John Gordon. Age 54	Chief Financial Officer Since 2015; Chief Compliance Officer and Treasurer	Since inception	Chief Financial Officer of Adviser since 2016. Chief Compliance Officer of Adviser, 2011 to present. Owner of John Gordon, LLC (forensic accounting services), 2009 to present.

(1)             The address of each Officer of the Fund is: c/o Versus Capital Multi-Manager Real Estate Income Fund LLC, 5555 DTC Parkway, Suite 330, Greenwood Village, CO. 80111.

(2)  Each Officer will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

Item 2. Code of Ethics.

(a)    The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)  The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The registrant has elected to satisfy paragraph (f) of this item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this item.  http://www.versuscapital.com

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Richard McCready is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

  Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement.  The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,000 for 2016 and $52,500 for 2017.

Audit-Related Fees

(b)    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,000 for 2016 and 2017.

Tax Fees

(c)    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $11,114 for 2016 and $10,388 for 2017.

All Other Fees

(d)  The were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

 (e)(1)    Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Notwithstanding the foregoing, the Audit Committee is not responsible for certifying the Fund’s financial statements or guaranteeing the auditor’s report.  The fundamental responsibility for the Fund’s financial statements and disclosures rests with management and the independent auditors.

1.           Independent Auditors

(a)         Retain, terminate and replace independent auditors and approve all audit engagement fees and terms.

(b)         Inform each registered public accounting firm performing work for the Fund that such firm shall report directly to the Audit Committee the findings of its audits.

(c)         Oversee the work of any registered public accounting firm employed by the Fund, including the resolution of any disagreement between management and the auditor regarding financial reporting, for the purpose of preparing or issuing an audit report or related work.

(d)         Review and approve in advance any significant audit or non-audit engagement or relationship between the Fund and the independent auditors, other than “prohibited non-auditing services”.

(e)         The following shall be “prohibited non-auditing services”:

(i)          appraisal or valuation services, providing fairness opinions or preparing contribution-in-kind reports;

(ii)         bookkeeping or other services related to the accounting records or financial statements of the audit client;

(iii)       internal audit outsourcing services;

(iv)        actuarial services;

(v)         management functions or human resources;

(vi)        broker or dealer, investment adviser or investment banking services;

(vii)      legal services and expert services unrelated to the audit;

(viii)    financial information systems design and implementation; and

(ix)        any other service that the Public Fund Accounting Oversight Board prohibits through regulation.

(f)          Notwithstanding the foregoing, pre-approval is not necessary for services other than audit, review or attest services if:

(i)          the aggregate amount of all such non-audit services provided to the Fund constitutes not more than five percent of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the non-audit services are provided;

(ii)         such services were not recognized by the Fund at the time of the engagement to be non-audit services; and

(iii)       such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board to whom authority to grant such approvals has been delegated by the Audit Committee.  The Audit Committee may delegate to one or more of its members the authority to pre-approve any audit or non-audit services to be provided by the independent auditors so long as it is presented to the full Audit Committee at its next regularly scheduled meeting.

  (e)(2)   The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                       (b)   100%

                       (c)   100%

                       (d)   N/A

(f)     There were no hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

 (g)  There were no non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years

.

 (h) Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

PROXY VOTING POLICIES AND PROCEDURES

The Fund is a fund of funds that invests primarily in Investment Funds which have investors other than the Fund. The Fund may invest substantially all of its assets in non-voting securities of Investment Funds.

The Fund has delegated voting of proxies in respect of portfolio holdings to the Adviser, to vote the Fund’s proxies in accordance with the Adviser’s proxy voting guidelines and procedures. However, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to the Fund for vote (and the Fund holds voting interests in the Investment Fund), the Adviser will vote on the matter in a way that it believes is in the best interest of the Fund and in accordance with the following proxy voting guidelines (the “Voting Guidelines”):

•    In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser’s goal is to act prudently, solely in the best interest of the Fund.

•    The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

•    The Adviser, absent a particular reason to the contrary, generally will vote with management’s recommendations on routine matters. Other matters will be voted on a case-by-case basis.

      The Adviser applies its Voting Guidelines in a manner designed to identify and address material conflicts that may arise between the Adviser’s interests and those of its clients before voting proxies on behalf of such clients. The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting and assess their materiality:

•    The Adviser’s employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of the Adviser’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of certain designated persons.

•    Such designated persons work with appropriate personnel of the Adviser to determine whether an identified conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

•    If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

•    If it is determined that a conflict of interest is material, the Adviser’s legal department works with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

•        disclosing the conflict to the Board and obtaining the consent of the Board before voting;

•        engaging another party on behalf of the Fund to vote the proxy on its behalf;

•        engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

•      such other method as is deemed appropriate under the circumstances given the nature of the conflict.

The Adviser shall maintain a written record of the method used to resolve a material conflict of interest. Information regarding how the Adviser voted the Fund’s proxies related to the Fund’s portfolio holdings during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-343-7916, and is available on the SEC’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)     Identification of Portfolio Manager(s) or Management Team Members and Description of                Role of Portfolio Manager(s) or Management Team Members

Casey Frazier – Chief Investment Officer – Since Inception

 (a)(2)    Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
	Registered Investment Companies:	N/A	N/A	N/A	N/A
	Other Pooled Investment Vehicles:	N/A	N/A	N/A	N/A
Casey Frazier	Other Accounts:	5	$1,592,000	0	$0

 (a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

CIO receives a fixed salary.

(a)(4)     Disclosure of Securities Ownership

               None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     The registrant has elected to satisfy paragraph (f) of this item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this item.  http://www.versuscapital.com.

(a)(2)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) under the 19340 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*     /s/ Mark D. Quam
                                                            Mark D. Quam, Chief Executive Officer

                                                            (principal executive officer)

Date                      5/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Mark D. Quam
                                                            Mark D. Quam, Chief Executive Officer

                                                            (principal executive officer)

Date                      5/26/2017

By (Signature and Title)*     /s/ John Gordon
                                                            John Gordon, Chief Financial Officer

                                                            (principal financial officer)

Date                      5/26/2017

* Print the name and title of each signing officer under his or her signature.